Convertible Note (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2023
Exercise price, per share				$ 0.50
Convertible note payable		$ 633,107		$ 633,107		$ 54,000	$ 35,000
Principal amount		54,000		54,000		54,000	35,000
Interest expenses		93,875	$ 1,760	94,760	$ 2,519	$ 4,328	255
Accrued interest		1,702		1,702
Converted notes		23,400		23,400
Converted Debt		103,255		103,255
Amortized debt discount				72,996	0
Warrants discount				$ 471,209
Conversion of stock to common stock				456,762
Common share converted				$ 126,655
Convertible Note Agreement [Member]
Convertible note Interest rate				2.00%		2.00%
Conversion price, per share				$ 0.18		$ 0.18
Exercise price, per share				$ 0.50
Lender paid amount	$ 19,000
Convertible note payable								$ 19,000
Accrued interest		20,879		$ 20,879		$ 1,567	$ 255
Interest expenses	$ 255			21,014	$ 1,035	$ 1,311
Converted notes		$ 1,121,000		1,121,000
Amortized debt discount				72,996
Debt discount				560,889
Original Issued Discounts				89,680
Warrants discount				$ 471,209
Conversion of stock to common stock				1,401,250